Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of significant accounting policies

2.1 Basis of presentation

The Consolidated Financial Statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2.2 Going concern

The accompanying Consolidated Financial Statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

As of December 31, 2024, the Group had an accumulated deficit of RMB4,618,595. For the year ended December 31, 2024, the Group had cash outflows from operating activities of RMB60,370. As of December 31, 2024, the balance of cash and cash equivalents was RMB75,351.

The Group has prepared a future cash flow forecasts, taken the actions of equity financing and the management is of the opinion that the Group will have sufficient unrestricted liquidity for at least the next 12 months from the date of approval of the Consolidated Financial Statements. Among the assumptions made by the management, it is expected that the Group will continue to reduce its operating expenditure by reducing headcounts and office space. Accordingly, management concludes that it is appropriate to prepare the financial statements on a going concern basis.

The Group has taken positive actions to speed up the collection of accounts receivable, such as litigation, strict developer credit rating management, but the effects of these actions may be limited where the developers have already been in severe finance distress. The Group also intends to obtain additional equity or debt financing arrangements, however, the availability and amount of such funding are not certain. Additionally, the strict macroeconomic regulation on real estate market and the tightening of mortgage lending activities have negatively impacted the real estate market and heightened the credit risk associated with developers. The new and resale property transactions are expected to remain vulnerable to macro challenges for an extended period, which may adversely impact the Group’s ability to raise the financing needed. The accompanying financial statements do not include any adjustments that might be necessary should the Group be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary for the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

2.3 Principle of consolidation

The accompanying Consolidated Financial Statements include the financial statements of the Company and its subsidiaries, which include the Cayman-registered entities, BVI-registered entities, Hong Kong-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

2.4 Use of estimates

The preparation of the Consolidated Financial Statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates include, but not limited to, allowance for credit losses of accounts receivable, loans receivable and other receivables, recognition of goodwill, realization of deferred income tax assets, impairment loss for long-term equity investment and share-based compensation. Actual results may differ materially from those estimates, and as such, differences may be material to the Consolidated Financial Statements.

2.5 Business combinations and non-controlling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statements of Operations and Comprehensive Income/(Loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Consolidated net income/(loss) in the Consolidated Statements of Operations and Comprehensive Income/(Loss) includes net (income)/loss attributable to non-controlling interests when applicable.

2.6 Foreign currency

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s entities incorporated in the Cayman Island, British Virgin Islands (“BVI”), and Hong Kong (“HK”) is the United States dollars (“US$”). The functional currency of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded as foreign currency exchange gain/(loss) in the Consolidated Statements of Operations and Comprehensive Income/(Loss). Total foreign currency exchange differences were a gain of RMB375, a gain of RMB333 and a loss of RMB8,419 for the years ended December 31, 2022, 2023 and 2024, respectively.

The financial statements of the Company and the Group’s entities incorporated at Cayman Island, BVI and Hong Kong are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings/(deficit) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income/(loss) in the Consolidated Statements of Operations and Comprehensive Income/(Loss), and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the Consolidated Statements of Changes in Shareholders’ Equity.

2.7 Convenience translation

Translations of certain balances in accompanying Consolidated Financial Statements from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on January 6, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying Consolidated Financial Statements are unaudited.

2.8 Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

2.9 Cash and cash equivalents

Cash and cash equivalents represent demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

2.10 Restricted cash

Cash that is legally or contractually restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. In accordance with Accounting Standards Codification (“ASC”) 230, the amounts generally described as restricted cash and restricted cash equivalents are included in the total cash, cash equivalents and restricted cash balances in the consolidated statements of cash flows.

Restricted cash represents as follows:

(i)	Bank balances of RMB14,639 and RMB10,548 were frozen for lawsuits undergoing with suppliers and brokerage firms as of December 31, 2023 and 2024, respectively. Of the restricted bank balance as of December 31, 2024, RMB34 was released in February 2025.

(ii)	Bank balances of RMB7,527 and RMB3,585 were other miscellaneous restricted cash as of December 31, 2023 and 2024, respectively.

2.11 Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Group at any time. The wealth management products are either unsecured with variable interest rates or fixed interest rate. The Group measures the short-term investments at fair value using the quoted subscription or redemption prices published by these banks, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as gain/(loss) on short-term investments when earned in the Consolidated Statements of Operations and Comprehensive Income/(Loss). For the years ended December 31, 2022, 2023 and 2024, a gain of RMB363, a loss of RMB518 and a gain of RMB240 was recognized on short-term investments, respectively.

2.12 Accounts receivable, net

Accounts receivable mainly represent amounts due from the real estate developers for primary property business and individual customers for secondary property business upon the completion of their services. Accounts receivables are recorded net of an allowance for credit losses, if any. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit-worthiness and the financial condition of the debtor. An allowance for credit losses is recorded in the period in which a loss is determined to be probable. The Group also makes a specific allowance if there is strong evidence indicating that an accounts receivable is likely to be unrecoverable. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure. Allowance of RMB614,246 and RMB640,394 was provided as of December 31, 2023 and 2024, respectively. Approximately 6% of the Group’s accounts receivable represent output VAT amounts, which are excluded from the Group’s revenues.

2.13 Loans receivable, net

Loans receivable represents loan originated or purchased by the Group (see Note 7(a)). The Group has the intent and the ability to hold such loans for the foreseeable future or until maturity or payoff. Loans receivable are recorded at unpaid principal balances, net of allowance for loan losses that reflects the Group’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of personal loans with term period ranging from 30 days to 5 years. In the Consolidated Balance Sheets, loans receivable that mature within the next twelve months from the balance sheet date are included in “Prepayments and other current assets” while loans receivable that will mature one year after the balance sheet date are included in “Other non-current assets”.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group writes off loans receivable and the related allowance when management determines that full repayment of such loan is not probable. The primary factor in making such determination is the estimated recoverable amounts from the delinquent debtor.

As of December 31, 2023 and 2024, loan receivables of RMB5,429 and nil were due from the Group’s employees, respectively.

2.14 Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value if any over their estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Buildings	20 years
Properties held for lease	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years

Properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

2.15 Intangible assets, net

Intangible assets mainly include purchased intangible assets. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Category	Estimated useful lives
Software	2-10 years
Membership	10 years

2.16 Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Group’s acquisitions of interests in its subsidiaries. The Group assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to the adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, on January 1, 2022, the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The Group adopted the ASU 2017-04 on January 1, 2022.

On and after January 1, 2022, the Group performed qualitative and quantitative assessment in accordance with ASU 2017-04, there was no such goodwill impairment during the years ended December 31, 2022. As triggered by the cease of Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”) business during the year ended December 31, 2023, the related goodwill of RMB454 was fully impaired during the year ended December 31, 2023 in accordance with the two-step test of ASC 350-20 (see Note 9). There was no such goodwill impairment during the year ended December 31, 2024.

2.17 Equity method investments

The Group accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Group’s share of the investee’s profit and loss is recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other Group-specific information such as financing rounds. During the years ended December 31, 2022, 2023 and 2024, the Group recognized an impairment loss of RMB62,623, RMB15,279, and RMB4,029 for equity method investments, respectively.

2.18 Long-term equity investments

Long-term equity investments, except those accounted for under the equity method or those that result in the consolidation of the investee, that do not have readily determinable fair value are measured and recorded at cost, less impairment, with subsequent adjustments for observable price changes in orderly transactions for identical or similar equity investments of the issuer. Purchased options on these equity investments that are not derivatives are accounted for in a manner consistent with the accounting for the equity investments that do not have readily determinable fair value. During the years ended December 31, 2022, 2023 and 2024, the Group recognized an impairment loss of RMB8,000, RMB3,000 and RMB1,000 for long-term equity investment, respectively.

2.19 Impairment loss of non-current assets

Property, plant and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the non-current assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. During the year ended December 31, 2022, the Group recognized an impairment loss of RMB7,642 for non-current assets. No impairment loss of non-current assets was recognized for the years ended December 31, 2023 and 2024.

2.20 Value-added taxes

The Group’s PRC subsidiaries are subject to value-added tax (“VAT”). Revenue from sales of transaction and service is generally subject to VAT at the rate of 6% and subsequently paid to PRC tax authorities after netting input VAT on purchase of service received. The excess of output VAT over input VAT is reflected in accrued expenses and other payables, and the excess of input VAT is reflected in Prepayments and other current assets in the Consolidated Balance Sheets.

2.21 Fair value

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, loans receivable, accounts payable, customers’ refundable fees, accrued expenses and other payables. As of December 31, 2023 and 2024, the carrying values of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

2.22 Revenue

In accordance with ASC 606, Revenue from Contracts with Customers, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues are recorded net of value-added taxes.

Commission income

Through its platforms and services provided by real estate agents registered as a member in the Group’s platform (the “Registered Agents”), the Group earns commission revenue from real estate developers for sales transactions of primary properties and to a lesser extent from home owners for sales or rental transactions of secondary properties. For services rendered by the Registered Agents in completing the transactions, the Group pays those agents a commission fee. The real estate developers and home owners are collectively referred as the property owners. For each of the property’s transactions, the Group enters into contracts with the Registered Agents (the “Agents’ Contracts”) and properties owners (the “Properties Sales Contracts”) separately. As Registered Agents are involved in providing the services to the property owners, the Group considers all the relevant facts and circumstances in determining whether it acts as the principal or as an agent in these properties’ transactions in accordance with ASC 606-10.

The Group has determined that it is a principal for the following reasons: (1) the Properties Sales Contract and the Agents’ Contract are negotiated and entered into separately between the Group and the property owners and the Registered Agents, respectively, at the discretion of the Group, and there is no contractual relationship between the property owners and the Registered Agents; (2) the Group negotiates with the property owners the total commission fee to be paid by the properties owners. The Group also determines the commission rate payable to the Registered Agents at its discretion without any involvement of the properties owners; (3) pursuant to the Properties Sales Contracts, the Group is responsible for the sales or leasing of the properties. In particular, the Group is responsible to undertake the sales and marketing activities it considers necessary to induce potential home purchasers to visit the sales center of the property and complete the purchase of properties from the real estate developers. The Group is entitled to a pre-determined commission income upon the signing of the sales agreements between the real estate developers and the home purchasers pursuant to the Properties Sales Contracts. The Group’s project management team carries out a series of activities including sales data analysis, development of project sales strategy, resources allocation, assignment of agents, sales and marketing activities, and monitoring of the entire sales process; (4) the Group monitors Registered Agents’ services and provide them with instructions and guidelines in approaching and serving the home purchasers.

Commission income for sales transactions of primary properties and rental transactions for secondary properties are recognized by the Group upon the signing of the sales and purchase agreements or rental agreements and making the required down payment by the home purchasers or tenants. Commission income for sales transactions of secondary properties are recognized when the transfer over legal title of ownership of the properties between the home owners and home purchasers are complete.

The Group also enters into certain arrangements with real-estate developers pursuant to which potential home purchasers may pay the Group a fixed amount in return for a discount for their purchases of specified properties from the real estate developers. The fees paid by the home purchasers to the Group are fully refundable before the execution of the sales and purchase agreements between the home purchasers and the real estate developers. For these transactions, except for the fees received from the home purchasers, the Group is not entitled to any additional commission from the real estate developers. The Group recognizes commission income in the amount of fees received from the home purchasers when the Group’s services are rendered upon the execution of the sales and purchase agreements between the home purchasers and the real estate developers. Fees received from home purchasers in advance of the revenue recognition are recorded as “Customers’ Refundable Fees” (see Note 13) on the Consolidated Balance Sheets.

For primary properties transactions, the Group generally earns a fixed commission rate (“Base Commission”) of the pre-determined properties transaction price (the “Base Transaction Price”) as stated in the Properties Sales Contracts. For certain primary properties transactions, the Group obtains exclusive sales right from real estate developers to sell the properties for a limited period of time and is required to advance certain amount of deposits. Not all of the Exclusive Sales Contracts contains Sales Commitment Arrangement as disclosed in Note 1(c). Pursuant to those Exclusive Sales Contracts with Sales Commitment Arrangement, the Group is permitted to sell the properties in the market at a price above the Base Transaction Price. In addition to the Base Commission, the Group is entitled to an additional income (the “Sales Incentive Income”), determined at a progressive rate on the excess of the actual transaction price over the Base Transaction price. Same as Base Commission income, the Sales Incentive Income is also recognized as revenue upon the signing of the sales and purchase agreements and making the down payment by the home purchasers.

Franchise income

The Group enters into franchise agreements with certain third-party real estate agency companies located in those cities where the Group does not have an established sales office. Pursuant to these franchise agreements, the Group grants the franchisees with the right to use the Group’s brands, access of listings in the Group’s platform and other resources in return for a franchise fee. For franchise agreements entered from 2018 onward, franchise fee is determined at an agreed fixed amount over a period of time and are recognized by the Group on a straight-line basis over the contractual period. During the year ended December 31, 2022, the Group recognized franchise income of RMB773. No franchise income was recognized for the years ended December 31, 2023 and 2024.

Financial service income

The Group provides lending financial services to home purchasers, Registered Agents and the Group’s employees who meet the Group’s credit assessment requirements. Financial services income from loans receivable is recognized using the effective interest rate method.

Other value-added services

Other value-added services are recognized as revenue on a straight-line basis over which the services are rendered, they mainly represent subscription fee earned by offering Registered Agents with a suite of marketing and business technology products and services for use in a specified period of time so as to assist them growing and managing their businesses.

Loans facilitation services

Loans facilitation services are recognized as revenue when the relevant loans agreements were signed and the related loans were drawn down by the home purchasers. Loans facilitation services primarily consist of the services to facilitate the home purchasers, Registered Agents and other market participants borrowing from the financial institutions in the property transactions.

Parking space sales under the self-commitment arrangement

Parking space sales are recognized as revenue when control of the parking space is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those parking spaces. The control of the parking space transfers at a point in time when the customer obtains the physical possession, the legal title, or the significant risks and rewards of ownership of the assets and the Group has a present right to a payment and the collection of the consideration is probable.

2.23 Cost of revenue

Cost of revenue primarily consists of agents’ commission, promotion and operational expenses, and salaries and benefits expenses that incurred for properties transactions.

2.24 Sales and marketing expenses

Sales and marketing expenses mainly consist of salaries and advertising costs, which consist primarily of online and offline advertisements, are expensed when the services are received.

2.25 Product development expenses

Product development expenses primarily consist of salaries and benefits expenses, depreciation of equipment relating to the development of new products or upgrading of existing products and other expenses for the product activity of the Group. The Group expenses product development expenses as incurred.

2.26 General and administrative expenses

General and administrative expenses mainly consist of provision of credit losses, payroll and related staff costs for corporate functions, professional service fees, as well as other general corporate expenses such as rental expenses and depreciation expenses for offices and equipment that are used by the corporate functions of the Group.

2.27 Government grants

Government grants represent amounts granted by local government authorities as an incentive for companies to promote economic development of the local technology industry. Government grants received by the Group were non-refundable and were for the purpose of giving immediate incentive with no future costs or obligations are recognized in earnings in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss).

2.28 Share-based compensation

Share-based awards granted to the employees and directors in the form of share options are subject to service and performance conditions. They are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded vesting method, net of estimated forfeitures, if and when the Group considers that it is probable that the performance condition will be achieved.

For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Estimation of the fair market value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including the expected share price volatility (approximated by the volatility of comparable companies), discount rate, risk-free interest rate and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

2.29 Employee benefits

The Group’s subsidiaries, the VIE and VIE’s subsidiaries in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The fair value of the employee benefits liabilities approximates their carrying value due to the short-term nature of these liabilities. Employee social insurance benefits included as expenses in the accompanying Consolidated Statements of Operations and Comprehensive Income/(Loss) amounted to RMB15,607, RMB8,130 and RMB8,242 for the years ended December 31, 2022, 2023 and 2024, respectively.

2.30 Income tax

Income tax is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits in income tax expense and penalties in general and administrative expenses.

2.31 Leases

On January 1, 2022, the Group adopted FASB ASC Topic 842, “Leases,” (“ASC Topic 842”) which requires that a lessee recognize in the consolidated balance sheet a lease liability and a corresponding right-of-use asset, including for those leases that the Group currently classifies as operating leases. The right-of-use asset and the lease liability was initially measured using the present value of the remaining lease payments. ASC Topic 842 was implemented using a modified retrospective approach which resulted in no cumulative-effect adjustment in the opening balance of retained earnings as of January 1, 2022. As a result, the consolidated balance sheet prior to January 1, 2022 was not restated and continues to be reported under FASB ASC Topic 840, “Leases,” (“ASC Topic 840”), which did not require the recognition of a right-of-use asset or lease liability for operating leases. As permitted under ASC Topic 842, the Group adopted the following practical expedients: (1) not to reassess whether an expired or non-lease contract that commenced before January 1, 2022 contained an embedded lease, (2) not to reassess the classification of existing leases, (3) not to determine whether initial direct costs related to existing leases should be capitalized under ASC Topic 842, and (4) not to separate lease and non-lease components.

The Group reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

Each lease liability is measured using the Group’s secured incremental borrowing rate, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Group and a duration similar to the lease term. The Group’s leases have remaining terms of one to three years, and some of which include options to terminate the lease upon notice. The Group considers these options when determining the lease term used to calculate the right-of-use asset and the lease liability when the Group is reasonably certain it will exercise such option.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Group elected to measure the lease liability by combining the lease and non-lease components as a single lease component. As such, the Group includes the fixed payments and any payments that depend on a rate or index that relate to the lease and non-lease components in the measurement of the lease liability. Some of the non-lease components are variable in nature and not based on an index or rate, and as a result, are not included in the measurement of the operating lease right-of-use assets or operating lease liability.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in rental and other related expenses in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss).

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants.

2.32 Net income/(loss) per share

Basic net income/(loss) per share is computed by dividing net income attributable to ordinary shareholders, considering the accretions to redemption value and the deemed dividend of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company’s preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted net income/(loss) per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible loan using the if-converted method, and ordinary shares issuable upon the vest of restricted ordinary shares or exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

2.33 Segment reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer and management personnel do not segregate the Group’s business by service lines. All service categories are viewed as in one and the only operating segment.

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Category of Revenue:
Base commission from transactions	201,907	269,640	320,757
Innovation initiatives and other value-added services	44,041	15,317	18,347
	245,948	284,957	339,104

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	214,258	272,207	330,254
Services transferred over time	14,477	6,898	7,050
Goods transferred at a point in time	17,213	5,852	1,800
	245,948	284,957	339,104

2.34 Statutory reserves

The Group’s subsidiaries, VIE, and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Group.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the Group. Appropriation to the discretionary surplus fund is made at the discretion of the Group.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective entity. The staff bonus and welfare fund are liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Group by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2022, 2023 and 2024, no appropriation was made to the general reserve fund by the Group’s wholly foreign owned PRC subsidiaries, and no appropriation was made to the statutory surplus fund by the Group’s VIE and VIE’s subsidiaries, respectively. No appropriation has been made by these companies to discretionary funds.

2.35 Recent accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company does not plan to early adopt ASU 2023-09 and is evaluating the impact of adoption of ASU 2023-09 on the consolidated financial statements.